Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Assets [Abstract]
Schedule of Prepaid Expenses and Other Assets
	31-Dec-25	31-Dec-24
Prepaid insurance	$167,500	$41,481
Prepaid expenses	624,678	1,345,896
Trading receivables	8,214,295	-
Other assets	590,448	410,347
	$9,596,921	$1,797,724